Accounts receivable (Schedule of Carrying Amount Of Accounts Receivable) (Details) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net, Current [Abstract]
Current	€ 65,985,000	€ 54,614,000
Overdue 30 days or less	5,949,000	18,787,000
Overdue 31 – 60 days	2,142,000	783,000
Overdue 61 – 120 days	1,785,000	2,527,000
Overdue greater than 120 days	6,110,000	6,305,000
Total	81,971,000	83,016,000
Notes receivable included in total accounts receivable	0	0
Accounts receivable, gross	€ 81,971,000